Document and Entity Information	Dec. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Dec. 31, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	May 01, 2015
Royce ISI Prospectus | Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX